                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



DESCRIPTION                                                      SHARES            VALUE
COMMON STOCKS    59.7%
AEROSPACE & DEFENSE    1.2%
              Northrop Grumman Corp.                           1,755,600      $    95,416,860
              Raytheon Co.                                     2,203,200           83,765,664
                                                                              ---------------
                                                                                  179,182,524
                                                                              ---------------

ASSET MANAGEMENT & CUSTODY BANKS    0.6%
              State Street Corp.                               1,741,700           85,203,964
                                                                              ---------------

AUTOMOBILE MANUFACTURERS    0.7%
              Honda Motor Co., Ltd. - ADR (Japan)              3,539,400          100,518,960
                                                                              ---------------

BANKING    0.2%
              MBNA Corp.                                       1,106,000           27,251,840
                                                                              ---------------

BIOTECHNOLOGY    0.9%
              Applera Corp.                                    1,434,470           33,337,083
              Chiron Corp. (a)                                 2,288,000           99,802,560
                                                                              ---------------
                                                                                  133,139,643
                                                                              ---------------

BROADCASTING & CABLE TV    1.2%
              Clear Channel Communications, Inc.               5,512,000          181,289,680
                                                                              ---------------

COMMODITY CHEMICALS    0.1%
              Lanxess, AG (Euro) (Germany) (a)                   683,360           20,368,136
                                                                              ---------------

COMMUNICATIONS EQUIPMENT    1.0%
              Motorola, Inc.                                   6,679,100          147,541,319
                                                                              ---------------

COMPUTER HARDWARE    1.0%
              Hewlett-Packard Co.                              5,023,800          146,694,960
                                                                              ---------------

DEPARTMENT STORES    0.5%
              Kohl's Corp. (a)                                 1,606,900           80,634,242
                                                                              ---------------

DISTILLERS & VINTNERS    0.5%
              Diageo PLC - ADR (United Kingdom)                1,252,400           72,651,724
                                                                              ---------------

DIVERSIFIED BANKS    0.8%
              Bank of America Corp.                            2,811,400          118,359,940
                                                                              ---------------

DIVERSIFIED CHEMICALS    2.2%
              Bayer AG - ADR (Germany)                         6,833,600          251,476,480
              Dow Chemical Co.                                 2,018,050           84,092,143
                                                                              ---------------
                                                                                  335,568,623
                                                                              ---------------

ELECTRIC UTILITIES    2.5%
              American Electric Power Co., Inc.                2,627,700          104,319,690
              Entergy Corp.                                    1,366,300          101,543,416
              Exelon Corp.                                     1,015,379           54,261,854
              FirstEnergy Corp.                                2,244,900          117,004,188
                                                                              ---------------
                                                                                  377,129,148
                                                                              ---------------

GENERAL MERCHANDISE STORES    0.3%
              Target Corp.                                       821,700           42,670,881
                                                                              ---------------

GOLD    0.8%
              Newmont Mining Corp.                             2,698,200          127,274,094
                                                                              ---------------

HEALTH CARE DISTRIBUTORS    0.1%
              McKesson Corp.                                     469,630           22,283,943
                                                                              ---------------

HEALTH CARE EQUIPMENT    0.1%
              Boston Scientific Corp. (a)                        798,800           18,667,956
                                                                              ---------------

HEALTH CARE SUPPLIES    0.7%
              Bausch & Lomb, Inc.                              1,384,020          111,662,734
                                                                              ---------------

HOUSEHOLD PRODUCTS    0.4%
              Procter & Gamble Co.                               884,400           52,586,424
                                                                              ---------------

HYPERMARKETS & SUPER CENTERS    0.9%
              Wal-Mart Stores, Inc.                            2,917,700          127,853,614
                                                                           -------------------

INDUSTRIAL CONGLOMERATES    2.2%
              General Electric Co.                             6,022,300          202,770,841
              Siemens AG - ADR (Germany)                       1,733,000          134,012,890
                                                                              ---------------
                                                                                  336,783,731
                                                                              ---------------

INDUSTRIAL MACHINERY    0.5%
              Ingersoll-Rand Co., Class A (Bermuda)            1,838,320           70,278,974
              Parker Hannifin Corp.                              177,300           11,402,163
                                                                              ---------------
                                                                                   81,681,137
                                                                              ---------------

INSURANCE BROKERS    0.2%
              Marsh & McLennan Cos., Inc.                      1,021,100           31,031,229
                                                                              ---------------

INTEGRATED OIL & GAS    4.2%
              BP PLC - ADR (United Kingdom)                    2,404,000          170,323,400
              ConocoPhillips                                   2,603,500          182,010,685
              Exxon Mobil Corp.                                1,759,300          111,785,922
              Royal Dutch Shell PLC - ADR (United Kingdom)     2,489,900          163,437,036
                                                                              ---------------
                                                                                  627,557,043
                                                                              ---------------

INTEGRATED TELECOMMUNICATION SERVICES    1.7%
              France Telecom - ADR (France)                    2,780,700           79,945,125
              Sprint Nextel Corp.                              7,181,469          170,775,333
                                                                              ---------------
                                                                                  250,720,458
                                                                              ---------------

INVESTMENT BANKING & BROKERAGE    3.7%
              Charles Schwab Corp.                             8,602,340          124,131,766
              Goldman Sachs Group, Inc.                          469,600           57,093,968
              Lehman Brothers Holdings, Inc.                   1,313,760          153,026,765
              Merrill Lynch & Co., Inc.                        3,533,200          216,761,820
                                                                              ---------------
                                                                                  551,014,319
                                                                              ---------------

LIFE & HEALTH INSURANCE    0.8%
              Aegon N.V. (Netherlands)                         2,283,600           34,025,640
              Prudential Financial, Inc.                       1,273,102           86,010,771
                                                                              ---------------
                                                                                  120,036,411
                                                                              ---------------

MANAGED HEALTH CARE    1.1%
              Cigna Corp.                                      1,425,200          167,974,072
                                                                              ---------------

MOVIES & ENTERTAINMENT    2.9%
              Time Warner, Inc.                                1,769,400          213,143,834
              Viacom, Inc., Class B                            3,109,100          102,631,391
              Walt Disney Co.                                  5,130,600          123,801,378
                                                                              ---------------
                                                                                  439,576,603
                                                                              ---------------

MULTI-LINE INSURANCE    0.5%
              Hartford Financial Services Group, Inc.            967,800           74,685,126
                                                                              ---------------

OIL & GAS EQUIPMENT & SERVICES    1.2%
              Schlumberger Ltd.                                2,216,500          187,028,270
                                                                              ---------------

OIL & GAS REFINING & MARKETING    0.9%
              Valero Energy Corp.                              1,239,400          140,126,564
                                                                              ---------------

OIL & GAS STORAGE & TRANSPORTATION    0.5%
              Williams Cos., Inc.                              3,000,000           75,150,000
                                                                              ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES    3.1%
              Citigroup, Inc.                                  4,541,800          206,742,736
              J.P. Morgan Chase & Co.                          7,579,145          257,160,390
                                                                              ---------------
                                                                                  463,903,126
                                                                              ---------------

PACKAGED FOODS & MEATS    2.2%
              Cadbury Schweppes PLC - ADR (United Kingdom)     2,202,219           89,696,380
              Kraft Foods, Inc.                                  385,400           11,789,386
              Unilever NV (Netherlands)                        3,115,800          222,623,910
                                                                              ---------------
                                                                                  324,109,676
                                                                              ---------------

PHARMACEUTICALS    7.5%
              Bristol-Myers Squibb Co.                         0,009,000          240,816,540
              Eli Lilly & Co.                                  2,655,900          142,143,768
              GlaxoSmithKline PLC - ADR (United Kingdom)       1,597,700           81,930,056
              Roche Holdings AG - ADR (Switzerland)            3,057,100          213,173,112
              Sanofi Aventis - ADR (France)                    2,818,900          116,826,773
              Schering-Plough Corp.                            9,674,100          203,639,805
              Wyeth, Inc.                                      2,907,000          134,506,890
                                                                              ---------------
                                                                                1,133,036,944
                                                                              ---------------

PROPERTY & CASUALTY    2.2%
              Chubb Corp.                                      1,802,500          161,413,875
              St. Paul Travelers Cos., Inc.                    3,738,349          167,739,720
                                                                              ---------------
                                                                                  329,153,595
                                                                              ---------------

RAILROADS    0.1%
              Norfolk Southern Corp.                             329,350           13,358,436
                                                                              ---------------


REGIONAL BANKS    0.6%
              PNC Financial Services Group, Inc.               1,629,000           94,514,580
                                                                              ---------------

RESTAURANTS    0.4%
              McDonald's Corp.                                 1,642,690           55,013,688
                                                                              ---------------

SEMICONDUCTOR EQUIPMENT    0.7%
              Micron Technology, Inc. (a)                      7,864,300          104,595,190
                                                                              ---------------

SEMICONDUCTORS    0.8%
              Intel Corp.                                      4,987,500          122,941,875
                                                                              ---------------

SOFT DRINKS    1.0%
              Coca-Cola Co.                                    3,359,300          145,088,167
                                                                              ---------------

SPECIALTY STORES    0.1%
              Office Depot, Inc. (a)                             638,300           18,957,510
                                                                              ---------------

SYSTEMS SOFTWARE    1.1%
              Symantec Corp. (a)                               7,031,400          159,331,524
                                                                              ---------------

THRIFTS & MORTGAGE FINANCE    0.9%
              Freddie Mac                                      2,434,700          137,463,162
                                                                              ---------------

TOBACCO    0.9%
              Altria Group, Inc.                               1,803,000          132,899,130
                                                                              ---------------

WIRELESS COMMUNICATIONS    1.0%
              Verizon Communications, Inc.                     4,708,012          153,904,912
                                                                              ---------------

TOTAL COMMON STOCKS  59.7%                                                      8,980,170,827
                                                                              ---------------

CONVERTIBLE PREFERRED STOCKS    5.7%
ADVERTISING    0.0%
              Interpublic Group Cos., Inc.                        44,700            1,919,865
                                                                              ---------------

AEROSPACE & DEFENSE    0.1%
              Coltec Capital Trust - TIDES                       400,000           20,400,000
                                                                              ---------------

AIRLINES    0.0%
              Continental Airlines Fin Trust II                  271,000            4,607,000
                                                                              ---------------

DIVERSIFIED CHEMICALS    0.0%
              Huntsman Corp.                                      65,200            2,899,444
                                                                              ---------------

GAS UTILITIES    0.2%
              El Paso Energy Capital Trust I                     820,900           33,164,360
                                                                              ---------------

HEALTH CARE EQUIPMENT    0.5%
              Baxter International                             1,203,500           68,599,500
                                                                              ---------------

HEALTH CARE SERVICES    0.3%
              Omnicare Capital Trust II                          599,800           43,785,400
                                                                              ---------------

HOUSEWARES & SPECIALTIES    0.3%
              Newell Financial Trust I - QUIPS                   925,000           40,815,625
                                                                              ---------------



INTEGRATED ENERGY    0.8%
              Amerada Hess Corp. - ACES                        1,000,000          117,100,000
                                                                              ---------------

INVESTMENT BANKING & BROKERAGE    0.1%
              Lazard Ltd. (Bermuda)                              315,700            8,021,937
                                                                              ---------------

LIFE & HEALTH INSURANCE    0.3%
              Conseco, Inc.                                      600,000           16,125,000
              Unumprovident Corp.                                629,400           24,987,180
                                                                              ---------------
                                                                                   41,112,180
                                                                              ---------------

OIL & GAS REFINING & MARKETING    0.4%
              El Paso Corp., 144A- Private Placement (b)          42,000           51,854,250
                                                                              ---------------

PHARMACEUTICALS    0.4%
              Schering-Plough Corp.                            1,189,000           64,503,250
                                                                              ---------------

PROPERTY & CASUALTY    0.4%
              Chubb Corp.                                      1,314,700           42,977,543
              Travelers Property Casualty Co.                    905,200           21,779,112
                                                                              ---------------
                                                                                   64,756,655
                                                                              ---------------

SPECIALTY STORES    0.1%
              United Rentals Trust I                             475,000           19,237,500
                                                                              ---------------

TELECOMMUNICATIONS    0.7%
              Lucent Technologies Capital Trust                  103,300          104,591,250
                                                                              ---------------

THRIFTS & MORTGAGE FINANCE    1.1%
              Federal National Mortgage Association                1,177          108,107,309
              Sovereign Capital Trust IV                       1,389,900           61,676,812
                                                                              ---------------
                                                                                  169,784,121
                                                                              ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS  5.7%                                          857,152,337
                                                                              ---------------



     PAR
    AMOUNT
    (000)      DESCRIPTION                            COUPON         MATURITY                VALUE

               CORPORATE BONDS    4.2%
               AEROSPACE & DEFENSE    0.0%
$    3,579     Raytheon Co.                           4.500 %        11/15/07           $     3,560,178
     1,473     Raytheon Co.                           6.150          11/01/08                 1,532,561
     1,850     Raytheon Co.                           8.300          03/01/10                 2,100,975
                                                                                        ---------------
                                                                                              7,193,714
                                                                                        ---------------

               AUTOMOTIVE    0.1%
     3,730     Daimler Chrysler NA Holding Corp.      7.750          01/18/11                 4,135,753
     4,155     Ford Motor Credit Co.                  7.250          10/25/11                 3,948,575
     3,120     Ford Motor Credit Co.                  7.375          10/28/09                 3,016,344
                                                                                        ---------------
                                                                                             11,100,672
                                                                                        ---------------

               BANKING    0.5%
     8,940     Bank of America Corp.                  3.375          02/17/09                 8,598,304
     1,525     Bank of New York Co., Inc.             3.800          02/01/08                 1,499,243
     1,270     Bank of New York Co., Inc.             5.200          07/01/07                 1,283,562
       505     Bank One Corp.                         6.000          02/17/09                   521,884
    13,550     Citigroup, Inc.                        5.625          08/27/12                14,105,347

     3,100     Citigroup, Inc.                                          6.000              02/21/12                  3,298,419
     5,000     Citigroup, Inc.                                          6.500              01/18/11                  5,396,835
     3,250     Huntington National Bank                                 4.375              01/15/10                  3,201,224
     5,480     J.P. Morgan Chase & Co.                                  6.750              02/01/11                  5,936,473
       961     J.P. Morgan Chase & Co.                                  7.000              11/15/09                  1,040,268
    10,385     Marshall & Ilsey Bank                                    3.800              02/08/08                 10,214,136
     2,470     MBNA America Bank NA                                     7.125              11/15/12                  2,780,482
     3,810     MBNA Corp.                                               6.125              03/01/13                  4,070,943
     7,290     MBNA Corp. (Variable Rate Coupon) (c)                    4.163              05/05/08                  7,355,355
       675     Sovereign Bank                                           4.000              02/01/08                    667,474
     2,540     Washington Mutual Bank FA                                5.500              01/15/13                  2,597,864
     4,110     Washington Mutual, Inc.                                  8.250              04/01/10                  4,616,574
                                                                                                               ---------------
                                                                                                                    77,184,387
                                                                                                               ---------------

               BROKERAGE    0.3%
    46,000     Goldman Sachs Group, Inc.                                0.250              08/30/08                 45,593,820
     3,925     Goldman Sachs Group, Inc.                                5.250              10/15/13                  3,966,868
     1,385     Goldman Sachs Group, Inc.                                6.600              01/15/12                  1,503,362
                                                                                                               ---------------
                                                                                                                    51,064,050
                                                                                                               ---------------

               CHEMICALS    0.1%
     2,405     ICI Wilmington, Inc.                                     4.375              12/01/08                  2,366,138
     6,490     Sealed Air Corp., 144A-Private Placement (b)             5.625              07/15/13                  6,517,978
                                                                                                               ---------------
                                                                                                                     8,884,116
                                                                                                               ---------------

               CONSTRUCTION MACHINERY    0.1%
     8,555     Caterpillar Financial Services Corp.                     3.625              11/15/07                  8,400,899
                                                                                                               ---------------

               CONSUMER PRODUCTS    0.1%
     7,220     Clorox Co. (Variable Rate Coupon) (c)                    3.981              12/14/07                  7,235,877
                                                                                                               ---------------

               DIVERSIFIED MANUFACTURING    0.1%
     4,770     Brascan Corp. (Canada)                                   7.125              06/15/12                  5,287,865
     2,785     Cooper Industries, Inc.                                  5.250              07/01/07                  2,811,238
     3,510     Textron Financial Corp.                                  4.125              03/03/08                  3,465,943
     4,860     United Technologies Corp.                                4.375              05/01/10                  4,812,255
                                                                                                               ---------------
                                                                                                                    16,377,301
                                                                                                               ---------------

               ELECTRIC    0.4%
     4,710     Arizona Public Service Co.                               5.800              06/30/14                  4,942,043
     1,830     Arizona Public Service Co.                               6.750              11/15/06                  1,871,827
     4,670     Carolina Power & Light Co.                               5.125              09/15/13                  4,709,877
     3,275     CC Funding Trust I                                       6.900              02/16/07                  3,366,939
     3,515     Cincinnati Gas & Electric Co.                            5.700              09/15/12                  3,650,858
     5,000     Commonwealth Edison Co.                                  8.000              05/15/08                  5,368,340
     2,390     Detroit Edison Co.                                       6.125              10/01/10                  2,528,027
     4,205     Duquesne Light Co., Ser O                                6.700              04/15/12                  4,593,273
     2,285     Entergy Gulf States, Inc.                                3.600              06/01/08                  2,195,407
     3,340     Entergy Gulf States, Inc.
               (Variable Rate Coupon) (c)                               4.270              12/01/09                  3,351,834
     6,505     FPL Group Capital, Inc.                                  3.250              04/11/06                  6,468,468
     1,330     Indianapolis Power & Light Co.,
               144A-Private Placement (b)                               6.300              07/01/13                  1,413,144
     5,535     Jersey Central Power & Light Co.                         5.625              05/01/16                  5,745,673
     3,000     Nisource Finance Corp.
               (Variable Rate Coupon) (c)                               4.392              11/23/09                  3,015,126
     2,925     Pacific Gas & Electric Co.                               6.050              03/01/34                  3,053,650
     1,255     Public Service Electric & Gas                            5.000              01/01/13                  1,266,055
       780     South Carolina Electric & Gas                            5.300              05/15/33                    771,695

     1,925   Wisconsin Electric Power                             3.500        12/01/07                        1,880,392
                                                                                                         ---------------
                                                                                                              60,192,628
                                                                                                         ---------------


             ENVIRONMENTAL & FACILITIES SERVICES    0.0%
     1,855   Waste Management, Inc.                               7.375        08/01/10                        2,041,945
                                                                                                         ---------------

             FOOD/BEVERAGE    0.1%
     6,250   FBG Finance, 144A-Private Placement
             (Australia) (b)                                      5.125        06/15/15                        6,142,806
     5,420   Miller Brewing Co., 144A-Private
             Placement (b)                                        4.250        08/15/08                        5,346,597
                                                                                                         ---------------
                                                                                                              11,489,403
                                                                                                         ---------------

             HEALTHCARE    0.1%
     7,140   Aetna, Inc.                                          7.375        03/01/06                        7,223,345
     6,975   Baxter Finco BV, 144A-Private Placement
             (Netherlands) (b)                                    4.750        10/15/10                        6,932,139
     3,260   Wellpoint, Inc.                                      3.750        12/14/07                        3,195,318
     2,265   Wellpoint, Inc.                                      4.250        12/15/09                        2,217,621
                                                                                                         ---------------
                                                                                                              19,568,423
                                                                                                         ---------------

             INTEGRATED ENERGY    0.2%
     1,545   Consumers Energy Co., Ser B                          5.375        04/15/13                        1,564,229
       700   Consumers Energy Co., Ser F                          4.000        05/15/10                          673,717
     1,455   Consumers Energy Co., Ser H                          4.800        02/17/09                        1,451,835
     5,000   Niagara Mohawk Power Corp., Ser G                    7.750        10/01/08                        5,412,785
     6,850   Pemex Project Funding Master Trust                   7.375        12/15/14                        7,620,625
     5,885   Pemex Project Funding Master Trust                   8.625        02/01/22                        7,209,125
     1,485   Pemex Project Funding Master Trust                   9.125        10/13/10                        1,741,163
                                                                                                         ---------------
                                                                                                              25,673,479
                                                                                                         ---------------

             LIFE INSURANCE    0.2%
     5,000   American General Corp.                               7.500        08/11/10                        5,542,115
     1,275   AXA Financial, Inc.                                  6.500        04/01/08                        1,331,476
     1,145   John Hancock Financial Services, Inc.                5.625        12/01/08                        1,177,599
       730   John Hancock Global Funding II, 144A-Private
             Placement (b)                                        7.900        07/02/10                          829,905
     3,155   Nationwide Financial Services, Inc.                  6.250        11/15/11                        3,384,725
     3,735   Platinum Underwriters Fin, 144A-Private
             Placement (b)                                        7.500        06/01/17                        3,732,968
     1,785   Prudential Holdings LLC, 144A-Private
             Placement (b)                                        7.245        12/18/23                        2,141,054
     9,055   Xlliac Global Funding, 144A-Private
             Placement (b)                                        4.800        08/10/10                        9,006,157
                                                                                                         ---------------
                                                                                                              27,145,999
                                                                                                         ---------------

             LODGING    0.1%
     4,080   Hyatt Equities LLC, 144A-Private
             Placement (b)                                        6.875        06/15/07                        4,160,878
     3,395   Marriott International, Inc., Ser C                  7.875        09/15/09                        3,755,583
     5,100   Marriott International, Inc., Ser E                  7.000        01/15/08                        5,338,303
                                                                                                         ---------------
                                                                                                              13,254,764
                                                                                                         ---------------

             MEDIA-CABLE    0.1%
     2,340   Comcast Cable Communications, Inc.                   6.375        01/30/06                        2,355,507
     2,525   Comcast Cable Communications, Inc.                   6.750        01/30/11                        2,718,072
    10,000   Cox Communications, Inc.                             7.250        11/15/15                       11,173,850
       750   TCI Communications, Inc.                             7.875        02/15/26                          897,516
                                                                                                         ---------------
                                                                                                              17,144,945
                                                                                                         ---------------

                 MEDIA-NONCABLE    0.1%
         6,235   Knight-Ridder, Inc.                            5.750              09/01/17                  6,178,760
           895   News America, Inc.                             7.300              04/30/28                    996,436
         5,000   News America, Inc.                             7.625              11/30/28                  5,764,955
         4,750   WPP Finance Corp. (United Kingdom)             5.875              06/15/14                  4,919,475
                                                                                                       ---------------
                                                                                                            17,859,626
                                                                                                       ---------------

                 NATURAL GAS DISTRIBUTORS    0.0%
         3,740   Sempra Energy                                  4.621              05/17/07                  3,733,627
                                                                                                       ---------------

                 NATURAL GAS PIPELINES    0.1%
         4,600   Consolidated Natural Gas Co.                   5.000              12/01/14                  4,542,229
         2,510   Consolidated Natural Gas Co., Ser C            6.250              11/01/11                  2,670,705
           420   Texas Eastern Transmission Corp.               7.000              07/15/32                    494,147
                                                                                                       ---------------
                                                                                                             7,707,081
                                                                                                       ---------------

                 NONCAPTIVE-CONSUMER FINANCE    0.4%
         4,065   American General Finance Corp.                 4.625              05/15/09                  4,028,078
         6,000   American General Finance Corp.                 4.625              09/01/10                  5,923,164
         8,205   Countrywide Home Loans, Inc.                   3.250              05/21/08                  7,902,892
         2,385   Household Finance Corp.                        4.125              12/15/08                  2,343,415
         2,900   Household Finance Corp.                        4.125              11/16/09                  2,826,824
         1,340   Household Finance Corp.                        5.875              02/01/09                  1,383,905
         1,080   Household Finance Corp.                        6.375              10/15/11                  1,156,665
         3,285   Household Finance Corp.                        6.400              06/17/08                  3,428,748
         5,940   Household Finance Corp.                        6.750              05/15/11                  6,468,042
           690   Household Finance Corp.                        8.000              07/15/10                    779,364
         5,685   Residential Cap Corp., 144A-Private
                 Placement (b)                                  6.375              06/30/10                  5,765,181
         6,515   SLM Corp.                                      4.000              01/15/10                  6,335,935
         4,835   SLM Corp.                                      5.000              10/01/13                  4,849,142
                                                                                                       ---------------
                                                                                                            53,191,355
                                                                                                       ---------------

                 NONCAPTIVE-DIVERSIFIED FINANCE    0.2%
         2,585   CIT Group, Inc.                                2.875              09/29/06                  2,543,278
         4,015   CIT Group, Inc.                                4.750              08/15/08                  4,018,770
         1,805   CIT Group, Inc.                                7.375              04/02/07                  1,877,592
         2,925   General Electric Capital Corp.                 4.250              12/01/10                  2,872,154
         2,420   General Electric Capital Corp.                 4.750              09/15/14                  2,397,351
         2,200   General Electric Capital Corp.                 5.875              02/15/12                  2,314,473
         5,600   General Electric Capital Corp.                 6.750              03/15/32                  6,608,868
         8,710   Nationwide Building Society, 144A-Private
                 Placement (United Kingdom) (b)                 4.250              02/01/10                  8,536,140
                                                                                                       ---------------
                                                                                                            31,168,626
                                                                                                       ---------------

                 OIL FIELD SERVICES    0.0%
           870   Panhandle Eastern Pipe Line Co., Ser B         2.750              03/15/07                    845,852
                                                                                                       ---------------

                 PAPER    0.0%
         2,910   Sappi Papier Hldg AG, 144A-Private Placement
                 (Austria) (b)                                  6.750              06/15/12                  2,963,917
                                                                                                       ---------------

                 PROPERTY & CASUALTY    0.4%
        15,145   AIG Sunamerica Global Financial, 144A-Private
                 Placement (b)                                  6.300              05/10/11                 16,228,504
         8,895   Farmers Exchange Capital, 144A-Private
                 Placement (b)                                  7.050              07/15/28                  9,210,292
         2,790   Farmers Insurance Exchange Surplus,
                 144A-Private Placement (b)                     8.625              05/01/24                  3,340,891
         1,120   Hartford Financial Services Group, Inc.        2.375              06/01/06                  1,105,075

       700     Hartford Financial Services Group, Inc.               7.900              06/15/10                    786,808
     6,330     Mantis Reef Ltd., 144A-Private Placement
               (Australia) (b)                                       4.692              11/14/08                  6,243,994
    10,820     Marsh & McLennan Cos., Inc.                           5.375              07/15/14                 10,480,836
     4,980     Platinum Underwriters Hldgs, Ltd.,
               144A-Private Placement (Bermuda) (b)                  6.371              11/16/07                  5,023,894
     6,140     St. Paul Travelers Cos., Inc.                         5.010              08/16/07                  6,149,646
                                                                                                             --------------
                                                                                                                 58,569,940
                                                                                                             --------------

               RAILROADS    0.1%
     2,542     Burlington North Santa Fe                             4.575              01/15/21                  2,484,871
     5,000     CSX Corp.                                             6.750              03/15/11                  5,423,975
     2,285     Union Pacific Corp.                                   6.625              02/01/08                  2,381,107
     5,000     Union Pacific Corp.                                   6.700              12/01/06                  5,121,340
                                                                                                             --------------
                                                                                                                 15,411,293
                                                                                                             --------------

               RETAIL    0.1%
     4,798     CVS Corp., 144A-Private Placement (b)                 5.789              01/10/26                  5,038,650
       620     CVS Corp., 144A-Private Placement (b)                 6.204              10/10/25                    664,768
     2,890     Federated Department Stores, Inc.                     6.300              04/01/09                  3,015,004
     4,000     Federated Department Stores, Inc.                     6.625              09/01/08                  4,190,648
     3,905     Limited Brands, Inc.                                  6.950              03/01/33                  3,813,623
                                                                                                             --------------
                                                                                                                 16,722,693
                                                                                                             --------------

               SUPERMARKETS    0.0%
     3,700     Kroger Co.                                            7.250              06/01/09                  3,956,617
                                                                                                             --------------

               TECHNOLOGY    0.0%
     2,990     LG Electronics, Inc., 144A- Private
               Placement (South Korea) (b)                           5.000              06/17/10                  2,951,166
                                                                                                             --------------

               TEXTILE    0.0%
     2,430     Mohawk Industries, Inc., Ser D                        7.200              04/15/12                  2,703,637
                                                                                                             --------------

               TOBACCO    0.1%
     5,300     Altria Group, Inc.                                    7.000              11/04/13                  5,810,220
     2,345     Altria Group, Inc.                                    7.750              01/15/27                  2,742,077
                                                                                                             --------------
                                                                                                                  8,552,297
                                                                                                             --------------

               TRANSPORTATION SERVICES    0.0%
     3,000     FedEx Corp.                                           2.650              04/01/07                  2,916,519
                                                                                                             --------------

               WIRELESS COMMUNICATIONS    0.2%
       253     AT&T Corp.                                            7.300              11/15/11                    286,206
     2,635     AT&T Wireless Services, Inc.                          8.750              03/01/31                  3,567,455
     6,075     Deutsche Telekom Intl Fin (Netherlands)               8.750              06/15/30                  7,866,633
     6,160     France Telecom SA (France)                            8.500              03/01/31                  8,280,623
     2,310     Sprint Capital Corp.                                  8.750              03/15/32                  3,107,008
     1,025     Telecom Italia Capital (Luxembourg)                   4.000              11/15/08                  1,000,826
     7,555     Telecom Italia Capital, 144A-Private
               Placement (Luxembourg) (b)                            4.000              01/15/10                  7,261,450
     3,000     Verizon Communications, Inc.                          7.510              04/01/09                  3,256,398
       365     Verizon New England, Inc.                             6.500              09/15/11                    388,926
                                                                                                             --------------
                                                                                                                 35,015,525
                                                                                                             --------------

TOTAL CORPORATE BONDS  4.2%                                                                                     628,222,373
                                                                                                             --------------

                CONVERTIBLE CORPORATE OBLIGATIONS    10.0%
                AIRLINES    0.2%
    15,405      AMR Corp. (Convertible into 887,482
                common shares)                                      4.250              09/23/23                 12,324,000
    20,000      Continental Airlines, Inc. (Convertible into
                500,000 common shares)                              4.500              02/01/07                 16,400,000
                                                                                                           ---------------
                                                                                                                28,724,000
                                                                                                           ---------------

                APPLICATION SOFTWARE    0.1%
     2,707      Red Hat, Inc., 144A-Private Placement
                (Convertible into 105,777 common shares (b)         0.500              01/15/24                  2,720,535
     9,022      Red Hat, Inc., Ser B (Convertible into
                352,537 common shares)                              0.500              01/15/24                  9,067,110
                                                                                                           ---------------
                                                                                                                11,787,645
                                                                                                           ---------------

                BIOTECHNOLOGY    1.6%
    70,000      Amgen, Inc. (Convertible into 620,207 common
                shares) LYON                                            *              03/01/32                 55,737,500
    46,533      Chiron Corp. (Convertible into 679,908
                common shares)                                      1.625              08/01/33                 45,718,672
     9,000      Chiron Corp. (Convertible into 134,329
                common shares)                                      2.750              06/30/34                  8,887,500
    36,025      Chiron Corp., 144A-Private Placement
                (Convertible into 537,688 common shares (b)         2.750              06/30/34                 35,574,687
    50,000      Medimmune, Inc. (Convertible into 733,355
                common shares)                                      1.000              07/15/23                 48,750,000
    50,000      Medtronic, Inc., Ser B (Convertible into
                808,980 common shares)                              1.250              09/15/21                 50,187,500
                                                                                                           ---------------
                                                                                                               244,855,859
                                                                                                           ---------------

                BROADCASTING & CABLE TV    0.4%
    48,549      Echostar Communications Corp. (Convertible
                into 1,121,482 common shares)                       5.750              05/15/08                 48,306,255
    21,235      Sinclair Broadcast Group, Inc. (Convertible
                into 930,849 common shares)                         6.000              09/15/12                 18,686,800
                                                                                                           ---------------
                                                                                                                66,993,055
                                                                                                           ---------------

                BROKERAGE    1.0%
    64,200      Goldman Sachs Group, Inc. (Convertible into
                565,641 common shares) (e)                          2.000              02/02/12                 65,934,042
    92,200      Lehman Brothers Holdings, Inc. (Convertible
                into 797,235 common shares) (e)                     1.500              03/23/12                 84,906,980
                                                                                                           ---------------
                                                                                                               150,841,022
                                                                                                           ---------------

                CASINOS & GAMING    0.1%
    30,918      International Game Technology (Convertible
                into 654,546 common shares)                             *              01/29/33                 19,787,520
                                                                                                           ---------------

                CHEMICALS    0.2%
    35,800      Sealed Air Corp., 144A- Private Placement
                (Convertible into 511,478 common shares (b)         3.000              06/30/33                 34,591,750
                                                                                                           ---------------

                ELECTRIC    0.3%
    29,774      Reliant Resource, Inc., 144A-Private
                Placement (Convertible into 3,120,637
                common shares) (b)                                  5.000              08/15/10                 51,881,195
                                                                                                           ---------------

                ELECTRIC UTILITIES    0.7%
     2,000      Centerpoint Energy, Inc. (Convertible into
                48,927 Time Warner, Inc. common shares              2.000              09/15/29                 70,418,000
     9,768      PG & E Corp. (Convertible into 647,432
                common shares)                                      9.500              06/30/10                 28,876,650
                                                                                                           ---------------
                                                                                                                99,294,650
                                                                                                           ---------------

                 ELECTRONIC EQUIPMENT MANUFACTURERS    0.7%
   46,000        Advanced Micro Devices, Inc. (Convertible
                 into 1,967,494 common shares)                          4.750              02/01/22            52,382,500
   44,799        L-3 Communications Holdings Inc., 144A-Private
                 Placement (Convertible into 437,870
                 common shares (b)                                      3.000              08/01/35            46,030,972
                                                                                                           --------------
                                                                                                               98,413,472
                                                                                                           --------------

                 FINANCIAL    0.3%
   46,500        American Express, 144A-Private Placement
                 (Convertible into 669,939 common shares (b)            1.850              12/01/33            49,290,000
                                                                                                           --------------

                 FOOD/BEVERAGE    0.4%
   86,000        General Mills, Inc. (Convertible into 303,386
                 common shares)                                             *              10/28/22            61,597,500
                                                                                                           --------------

                 GAS UTILITIES    0.4%
  100,000        El Paso Corp. (Convertible into 478,720
                 common shares)                                             *              02/28/21            54,375,000
                                                                                                           --------------

                 HEALTHCARE    0.1%
   14,000        Edwards Lifesciences Corp. (Convertible
                 into 256,129 common shares)                            3.875              05/15/33            14,297,500
                                                                                                           --------------

                 INDEPENDENT ENERGY    0.1%
   20,717        Calpine Corp., 144A-Private Placement
                 (Convertible into 3,187,232 common shares) (b)         4.750              11/15/23            11,394,350
                                                                                                           --------------

                 INDUSTRIAL    0.1%
   14,188        Allied Waste Industries, Inc. (Convertible
                 into 694,469 common shares)                            4.250              04/15/34            12,520,910
                                                                                                           --------------

                 LIFE & HEALTH INSURANCE    0.2%
   26,802        Conseco Inc., 144A-Private Placement
                 (Convertible into 1,005,316 common shares) (b)         3.500              09/30/35            27,472,050
                                                                                                           --------------

                 MANAGED HEALTH CARE    0.2%
   35,841        Manor Care Inc., 144A-Private Placement
                 (Convertible into 800,953 common shares) (b)           2.125              08/01/35            36,647,423
                                                                                                           --------------

                 MEDIA-NONCABLE    0.2%
      375        Tribune Co. (Convertible into 4,538 Time
                 Warner, Inc. common shares)                            2.000              05/15/29            31,069,838
                                                                                                           --------------

                 OIL & GAS EQUIPMENT & SERVICES    0.5%
   40,000        Halliburton Co. (Convertible into 1,062,332
                 common shares)                                         3.125              07/15/23            75,350,000
                                                                                                           --------------

                 PAPER    0.4%
  120,000        International Paper Co. (Convertible into
                 1,141,332 common shares)                                   *              06/20/21            67,200,000
                                                                                                           --------------

                 PHARMACEUTICALS    0.7%
      15,000     Alpharma, Inc. (Convertible into 467,144
                 common shares)                                         3.000              06/01/06              19,350,000
      39,739     Teva Pharmaceutical (Convertible into
                 1,048,514 common shares)                               0.500              02/01/24              39,838,348
       2,488     Valeant Pharmaceuticals International,
                 144A-Private Placement (Convertible into
                 78,704 common shares) (b)                              4.000              11/15/13               2,267,190
      40,000     Watson Pharmaceuticals, Inc. (Convertible
                 into 998,752 common shares)                            1.750              03/15/23              40,850,000
                                                                                                            ---------------
                                                                                                                102,305,538
                                                                                                            ---------------

                 SEMICONDUCTOR EQUIPMENT    0.5%
      57,082     Micron Technology, Inc. (Convertible into
                 4,842,380 common shares)                               2.500              02/01/10              67,214,055
       9,825     Teradyne, Inc. (Convertible into 377,884
                 common shares)                                         3.750              10/15/06               9,775,875
                                                                                                            ---------------
                                                                                                                 76,989,930
                                                                                                            ---------------

                 SUPERMARKETS    0.2%
      71,600     Supervalu, Inc. (Convertible into 609,467
                 common shares)                                             *              11/02/31              24,075,500
                                                                                                            ---------------

                 TECHNOLOGY    0.4%
      57,236     Nortel Networks Corp. (Convertible into
                 5,723,600 common shares) (Canada)                      4.250              09/01/08              54,159,565
                                                                                                            ---------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  10.0%                                                                1,505,915,272
                                                                                                            ---------------

                 GOVERNMENT OBLIGATIONS    10.0%
      10,000     United States Treasury Bonds                           5.500              08/15/28              11,239,070
      66,850     United States Treasury Bonds                           6.125              08/15/29              81,408,192
      15,000     United States Treasury Bonds                           6.250              05/15/30              18,629,895
      96,750     United States Treasury Bonds                           6.375              08/15/27             119,924,721
      50,000     United States Treasury Bonds                           7.625              02/15/25              69,041,050
      39,000     United States Treasury Bonds                           8.125              08/15/21              54,401,958
      23,665     United States Treasury Bonds                           8.750              08/15/20              34,257,880
      28,000     United States Treasury Bonds                           9.000              11/15/18              40,348,448
      31,675     United States Treasury Bonds (STRIPS)                  0.000              02/15/25              12,857,579
      31,675     United States Treasury Bonds (STRIPS)                  0.000              02/15/27              11,763,493
      84,990     United States Treasury Notes                           1.625              02/28/06              84,249,737
     152,000     United States Treasury Notes                           1.875              01/31/06             151,109,432
      60,000     United States Treasury Notes                           3.125              05/15/07              59,034,420
      90,000     United States Treasury Notes                           3.500              11/15/06              89,405,910
     193,800     United States Treasury Notes                           3.875              02/15/13             188,871,860
      54,130     United States Treasury Notes                           4.250              08/15/13              53,960,898
     114,000     United States Treasury Notes                           4.750              11/15/08             115,865,952
      24,135     United States Treasury Notes                           5.625              02/15/06              24,294,339
      37,340     United States Treasury Notes                           5.750              08/15/10              39,835,656
      19,000     United States Treasury Notes                           6.125              08/15/07              19,668,724
     133,000     United States Treasury Notes                           6.500              02/15/10             144,959,626
      30,000     United States Treasury Notes                           6.625              05/15/07              31,173,060
      79,460     United States Treasury Notes (STRIPS)                  0.000              05/15/25              31,698,581
       5,525     United Mexican States (Mexico)                         8.300              08/15/31               6,920,063
      11,490     United Mexican States (Mexico)                         8.375              01/14/11              13,242,225
                                                                                                            ---------------

 TOTAL GOVERNMENT OBLIGATIONS                                                                                 1,508,162,769
                                                                                                            ---------------

                 ASSET BACKED SECURITIES    2.4%
      2,011      America West Airlines, Inc.                            7.100              04/02/21               2,076,273
     14,500      Bank of America Securities Auto Trust                  4.000              08/18/09              14,377,111
     12,053      BMW Vehicle Owner Trust                                2.670              03/25/08              11,948,671
     14,425      Capital Auto Receivables Asset Trust                   4.050              07/15/09              14,321,880
     11,600      Caterpillar Financial Asset Trust                      3.900              02/25/09              11,493,451
      8,600      Chase Manhattan Auto Owner Trust                       2.830              09/15/10               8,341,287
      6,500      CIT Equipment                                          3.500              09/20/08               6,402,362
      8,525      CNH Equipment Trust                                    4.020              04/15/09               8,458,352
     20,075      CNH Equipment Trust                                    4.270              01/15/10              19,958,601
      9,500      Daimler Chrysler Auto Trust                            2.860              03/09/09               9,310,497
     11,300      Daimler Chrysler Auto Trust                            4.040              09/08/09              11,222,415
      8,800      Ford Credit Auto Owner Trust                           4.170              01/15/09               8,759,016
     15,000      GE Equipment Small Ticket LLC, 144A-Private
                 Placement (b)                                          4.380              07/22/09              14,955,468
      8,800      Harley-Davidson Motorcycle Trust                       3.560              02/15/12               8,662,933
     15,800      Harley-Davidson Motorcycle Trust                       3.760              12/17/12              15,552,286
     10,000      Harley-Davidson Motorcycle Trust                       4.070              02/15/12               9,895,524
      9,500      Honda Auto Receivables Owner Trust                     3.060              10/21/09               9,280,602
     12,275      Honda Auto Receivables Owner Trust                     3.870              04/20/09              12,143,049
      7,225      Honda Auto Receivables Owner Trust                     3.930              01/15/09               7,164,306
      9,250      Hyundai Auto Receivables Trust                         3.980              11/16/09               9,159,210
     13,500      MBNA Credit Card Master Note Trust                     7.125              04/16/07              13,145,733
     15,500      Merrill Auto Trust Securitization                      4.100              08/25/09              15,386,783
     17,400      Nissan Auto Receivables Owner Trust                    3.990              07/15/09              17,263,582
      2,815      Ras Laffan Natural Gas Co., 144A-Private
                 Placement (Qatar) (b)                                  8.294              03/15/14               3,301,649
      2,315      Southwest Airlines Co.                                 5.496              11/01/06               2,341,442
      3,795      Two Rock Pass Through Trust, 144A-Private
                 Placement (Bermuda) (Variable Rate
                 Coupon) (b) (c)                                        4.720              02/11/49               3,772,647
      9,900      TXU Electric Delivery Transition Bond
                 Company LLC                                            4.810              11/15/12               9,907,740
      5,100      USAA Auto Owner Trust                                  3.030              06/16/08               5,047,616
      6,300      USAA Auto Owner Trust                                  3.160              02/17/09               6,211,988
     15,950      USAA Auto Owner Trust                                  3.580              02/15/11              15,685,439
     10,000      USAA Auto Owner Trust                                  3.900              07/15/09               9,915,287
      7,600      Volkswagen Auto Lease Trust                            3.820              05/20/08               7,541,705
      7,700      Wachovia Auto Owners Trust                             4.060              09/21/09               7,645,074
      8,010      World Financial Properties, 144A-Private
                 Placement (b)                                          6.910              09/01/13               8,505,333
      3,629      World Financial Properties, 144A-Private
                 Placement (b)                                          6.950              09/01/13               3,853,665
      9,500      World Omni Auto Receivables Trust                      3.290              11/12/08               9,393,082
                                                                                                            ---------------

   TOTAL ASSET BACKED SECURITIES                                                                                352,402,059
                                                                                                           ----------------

   TOTAL LONG-TERM INVESTMENTS    92.0%
      (Cost $11,892,730,717)                                                                                 13,832,025,637
                                                                                                           ----------------

   SHORT-TERM INVESTMENTS    7.7%
   REPURCHASE AGREEMENT    7.7%
                 State Street Bank & Trust Co. ($1,155,311,000
                 par collateralized by U.S. Government
                 obligations in a pooled cash account, interest
                 rate of 3.65%, dated 09/30/05, to be sold
                 on 10/03/05 at $1,155,662,407)                                                               1,155,311,000

   U.S. GOVERNMENT AGENCY OBLIGATIONS    0.0%
                 United States Treasury Bills ($3,500,000
                 par, yielding 3.364%, 01/12/06 maturity) (d)                                                     3,466,634
                                                                                                           ----------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,158,777,453)                                                                                    1,158,777,634
                                                                                                          ---------------

TOTAL INVESTMENTS    99.7%
   (Cost $13,051,508,170)                                                                                  14,990,803,271

OTHER ASSETS IN EXCESS OF LIABILITIES    0.3%                                                                  48,036,545
                                                                                                          ---------------

NET ASSETS    100.0%                                                                                      $15,038,839,816
                                                                                                          ===============


           Percentages are calculated as a percentage of net assets.
 *         Zero coupon bond
 (a) Non-income producing security as this stock currently does not declare dividends.
 (b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
 (c)       Variable rate security. Interest rate shown
           is that in effect at September 30, 2005.
 (d)       All or a portion of this security has been
           physically segregated in connection with
           open futures contracts.
 (e)       Synthetic Convertible
 ACES   -  Automatically Convertible Equity Securities
 ADR    -  American Depositary Receipt
 Euro   -  Eurodollar
 LYON   -  Liquid Yield Option Note
 QUIPS  -  Quarterly Income Preferred Securities
 TIDES  -  Term Income Deferrable Equity Securities

Futures contracts outstanding as of September 30, 2005:


                                                                          UNREALIZED
                                                        CONTRACTS         APPRECIATION/DEPRECIATION
LONG CONTRACTS:

10-Year U.S. Treasury Note -- December 2005
(Current Notional Value of $109,922 per contract)           2,780              ($3,410,356)

SHORT CONTRACTS:
5-Year U.S. Treasury Note - December 2005
(Current Notional Value of $106,859 per contract)           3,573                3,912,370

2-Year U.S. Treasury Note - December 2005
(Current Notional Value of $205,891 per contract)           1,784                1,845,265
                                                            -----              -----------
                                                            8,137              $ 2,347,279
                                                            -----              -----------

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005